Related Party Transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

Management and Consulting Fees

The Company is subject to a month-to-month management agreement with John Power requiring a monthly payment of $2,500 as consideration for the day-to-day management of Athena, $7,500 was recorded as management fees and are included in general and administrative expenses in the accompanying consolidated statements of operations for the three months ended March 31, 2025 and 2024.

The Company paid the Chief Financial Officer for consulting services $11,520 and $8,370 for the three months ended March 31, 2025 and 2024, respectively.

Director Fees

There were no director fees paid for the three months ended March 31, 2025 and 2024.

Stock based compensation

There was no stock based compensation for the three months ended March 31, 2025 and 2024.

Advanced deposits and accounts payable

In December 2023, the Company received an advanced deposit for investment into the January 2024 private placement from John Gibbs for $25,000 and from John Power for $21,000. In addition, John Power is due approximately $0 and $6,000 as of March 31, 2025 and December 31, 2024, respectively for expense reports and other advances made to the Company.

Note Payable

On June 7, 2024, the Company executed a promissory note with John Power, for $100,000 at 6% with a January 2, 2026 maturity date.